Archer Stock Fund
Investment Objective
The investment objective of the Archer Stock Fund (the “Fund”) is capital appreciation.
Fees and Expenses of Investing in the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Archer Stock Fund
Redemption Fee (as a percentage of the amount redeemed within ninety (90) days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Archer Stock Fund
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	1.10%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.85%
Fee Waiver and/or Expense Reimbursement	(0.45%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.40%
[1]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2019.
[2]	Beginning on January 1, 2017, the Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.38% of the Fund's average daily net assets. This new contractual agreement reduces the shareholders' expense limitation from its prior expense limitation of 1.45%. The Fund's "Financial Highlights" section below reflects the Fund's prior expense limitation of 1.45% which was in place as of the Fund's fiscal year end. The contractual agreement is in place through December 31, 2019. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three (3) fiscal years following the fiscal year in which the particular expense was incurred, provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The Management Services Agreement may, on sixty (60) days written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management.

Example

This Example is intended to help you compare the cost of investing in the Archer Stock Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Archer Stock Fund | USD ($)	143	538	959	2,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.01% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund will invest in a portfolio of common stocks and equity securities which include preferred stock and depository receipts of companies of all sizes. The Advisor employs security selection based on research and analysis of the company’s historical data. In selecting securities to purchase, the Advisor evaluates factors that include, but are not limited to: market capitalization, valuation metrics, and earnings and price momentum over time. Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. The Advisor considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Fund will invest up to 30% of its total assets in the securities of foreign issuers, including those in emerging markets, and will invest up to 10% of its total assets in real estate investment trusts (“REITS”) or foreign real estate companies. The Advisor expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks of Investing in the Fund

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Small and Mid-Cap Risk. Direct investments in individual small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be more dependent upon a relatively small management group.

Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risks. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Active Trading Risk. Active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Equity Risk. Equity securities generally have greater price volatility than fixed income securities.

Management Risk. The advisor’s investment strategy may fail to produce the intended results. The Advisor’s management practices and investment strategies might not work to meet the Fund’s investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.thearcherfunds.com or by calling the Fund toll-free at 1-800-238-7701.

Archer Stock Fund Calendar Year returns as of December 31st

The calendar year-to-date return for the Fund as of September 30, 2017, was 13.30%. During the period shown, the highest return for a quarter was 12.34% (quarter ended March 31, 2012); and the lowest return was (11.27)% (quarter ended September 30, 2015).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
Average Annual Total Returns - Archer Stock Fund	1 Year		5 Years		Since Inception		Inception Date
Archer Stock Fund	0.87%		10.55%		7.21%		Mar. 11, 2011
Archer Stock Fund | After Taxes on Distributions	0.87%		9.72%		6.52%		Mar. 11, 2011
Archer Stock Fund | After Taxes on Distributions and Sales	0.49%	[1]	8.22%	[1]	5.56%	[1]	Mar. 11, 2011
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	11.95%	[2]	14.65%	[2]	12.24%	[2]	Mar. 11, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Standard & Poor's 500 Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.